UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1600

Dallas, TX 75201

(Address of principal executive offices)

(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ranger Small Cap Fund
Schedule of Investments
October 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 97.71%
Aerospace - 2.63%
4,090	Triumph Group, Inc.	$ 293,048
9,020	Wesco Aircraft Holdings, Inc. *	165,246
		458,294
Back Office Support HR & Consutling - 6.72%
12,810	Maximus, Inc.	620,644
8,040	Advisory Board Co. *	551,544
		1,172,188
Banks: Diversified - 11.94%
19,980	PrivateBancorp, Inc.	486,913
6,260	IberiaBank Corp.	365,772
6,791	Bank of the Ozarks, Inc.	336,019
5,780	Texas Capital Bancshares, Inc. *	300,849
2,120	SVB Financial Group *	203,054
1,940	Signature Bank Corp. *	197,531
5,700	Home Bancshares, Inc.	193,116
		2,083,254
Building: Roofing/Wallboard & Plumbing - 1.01%
5,063	Beacon Roofing Supply, Inc. *	175,585

Communications Technology - 2.08%
10,710	Aruba Networks, Inc. *	200,812
11,457	Procera Networks, Inc. *	162,116
		362,928
Computer Services Software & Systems - 10.09%
9,580	Synchronoss Tech, Inc. *	331,660
4,620	SPS Commerce, Inc. *	314,853
3,741	Open Table, Inc. *	259,925
6,260	Imperva, Inc. *	240,008
6,230	Envestnet, Inc. *	226,149
8,140	QLIK Technologies, Inc. *	206,105
8,996	AVG Technologies N.V. *	180,820
		1,759,520
Cosmetics - 1.31%
6,500	Inter Parfums, Inc.	228,540

Electronic Components - 1.51%
15,600	InvenSense, Inc. *	263,484

Environmental Maint & Security Service - 2.90%
18,440	Healthcare Services Group Inc.	505,072

Foods - 2.78%
4,275	Treehouse Foods, Inc. *	313,186
3,625	Annies, Inc. *	171,281
		484,467
Health Care Management Services - 1.78%
5,520	Centene Corp. *	310,003

Health Care Services - 6.14%
3,270	Medidata Solutions, Inc. *	360,714
6,900	Air Methods Corp. *	301,668
1,760	Athena Heath, Inc. *	234,978
8,220	HMS Holdings Corp. *	173,894
		1,071,254
Insurance: Property-Casualty - 1.46%
14,650	Hilltop Holdings, Inc. *	254,031

Machinery: Industrial - 0.85%
1,380	Chart Industries, Inc. *	148,309

Medical & Dental Instruments & Supplies - 2.53%
6,928	Cantel Medical Corp. *	243,173
4,305	Neogen Corp. *	198,977
		442,150
Medical Services - 3.00%
7,230	ICON Plc ADR (Ireland) *	292,743
5,040	Parexel International Corp. *	230,378
		523,121
Offshore Drilling & Other Services - 1.25%
19,204	Pacific Drill S.A. (Luxembourg) *	218,349

Oil: Crude Producers - 7.10%
7,028	Gulfport Energy Corp. *	412,473
14,040	Approach Resources, Inc. *	395,226
5,270	PDC Energy, Inc. *	357,359
4,025	Matador Resources Co. *	74,100
		1,239,158
Pharmaceuticals - 3.86%
18,005	Akorn, Inc. *	368,022
9,760	Prestige Brands Holdings, Inc. *	304,805
		672,827
Restaurants - 5.93%
4,695	Red Robin Gourmet Burgers *	357,665
14,742	Krispy Kreme Doughnuts, Inc. *	357,641
16,490	Sonic Corp. *	318,257
		1,033,563
Scientific Instruments: Electrical - 2.96%
7,770	EnerSys	515,539

Securities Brokerage & Services - 1.87%
5,008	MarketAxess Holdings, Inc.	326,672

Semiconductors & Components - 3.47%
21,902	Applied Micro Circuits Corp. *	255,377
14,620	Inphi Corp. *	215,499
9,380	Ceva, Inc. *	134,415
		605,291
Specialty Retail - 8.30%
21,190	Express, Inc. *	491,820
16,920	Pier 1 Imports, Inc.	353,290
6,797	Asbury Automotive Group, Inc. *	326,596
4,303	Group 1 Automotive, Inc.	275,392
		1,447,098
Textiles Apparel & Shoes - 3.28%
7,817	Steven Madden Ltd. *	286,728
4,160	Deckers Outdoor Corp. *	286,166
		572,894
Transportation Miscellaneous - 0.96%
4,575	Hub Group, Inc. *	168,040

TOTAL FOR COMMON STOCKS (Cost $13,647,286) - 97.71%		$ 17,041,631

SHORT TERM INVESTMENTS - 3.17%
553,861	First American Government Obligation Fund 0.01% ** (Cost $553,861)	553,861

TOTAL INVESTMENTS (Cost $14,201,147) - 100.88%		$ 17,595,492

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.88%)		(153,610)

NET ASSETS - 100.00%		$ 17,441,882

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Ranger Small Cap Fund
1. SECURITY TRANSACTIONS
At October 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,201,147 amounted to $3,394,345.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of October 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$17,041,631	$0	$0	$17,041,631
Cash Equivalents	$553,861	$0	$0	$553,861
Total	$17,595,492	$0	$0	$17,595,492

Ranger Quest for Income and Growth Fund
Schedule of Investments
October 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 67.10%

Aerospace & Defense - 3.22%
17,210	Bae Systems Plc. ADR (United Kingdom)	$ 504,769

Airlines - 3.25%
8,753	Japan Airlines Co. Ltd. (Japan) *	509,961

Automobiles - 3.51%
6,707	Daimler AG (Germany) *	550,851

Beverages - 6.55%
47,014	Coca-Cola Amatil, Ltd. (Australia)	573,341
1,035,603	Thai Beverage PCL (Thailand)	454,358
		1,027,699
Capital Markets - 7.67%
8,173	Oak Tree Capital Group LLC	465,207
15,988	Federated Investors, Inc.	433,595
13,262	Solar Capital Ltd.	304,628
		1,203,430
Chemicals - 2.35%
2,130	Basic Energy Services, Inc. (Germany) *	221,799
3,400	Yara International ASA (Norway) *	147,055
		368,854
Construction & Engineering - 0.94%
111,935	NRW Holdings Ltd. (Australia)	148,146

Commercial Banks - 1.60%
3,498	Common Wealth Bank of Australia (Australia)	251,586

Diversified Financial Services - 2.01%
31,879	KKR Financial Holdings LLC.	315,921

Diversified Telecommunication Services - 11.00%
935	Swisscom AG-REG (Switzerland) *	477,396
18,137	Telstra Corp. Ltd. ADR (Australia)	443,994
10,870	Belgacom SA (Belgium) *	297,858
8,075	AT&T, Inc.	292,315
4,932	BCE, Inc. (Canada)	214,581
		1,726,144
Energy Equipment & Services - 2.99%
7,573	Diamond Offshore Drilling, Inc.	468,996

Media - 2.70%
22,298	Regal Entertainment Group Class-A	423,885

Oil, Gas & Consumable Fuels - 6.66%
8,073	Total SA (France)	496,568
15,895	Canadian Oil Sands Ltd. (Canada)	309,730
9,810	Ship Finance International Ltd. *	162,355
2,150	Kinder Morgan, Inc.	75,917
		1,044,570
Pharmaceuticals - 5.45%
8,978	Astrazeneca Plc	474,577
1,860	Sanofi ADR (France) *	198,511
2,350	Novartis AG ADR (Switzerland) *	182,243
		855,331
Tobacco - 2.89%
1,482	British American Tobacco Plc. ADR (United Kingdom)	163,746
2,123	Imperial Tobacco Group Plc. ADR (United Kingdom)	159,204
1,455	Philip Morris International, Inc.	129,670
		452,620
Transportation Infrastructure - 1.86%
106,530	Sats Ltd. (Singapore)	291,581

Wireless Telecommunication Services - 2.45%
10,436	Vodafone Group Plc. ADR (United Kingdom)	384,619

TOTAL FOR COMMON STOCKS (Cost $9,703,041) - 67.10%		10,528,963

REAL ESTATE INVESTMENT TRUSTS - 15.70%
22,313	Penny Mac Mortgage Investment Trust	514,761
227,425	Ascendas Real Estate Investment Trust (Singapore)	433,905
9,596	National Retail Properties, Inc.	330,102
7,751	Realty Income Corp.	322,829
11,924	Starwood Property Trust, Inc.	306,328
3,614	Health Care Reit, Inc.	234,368
1,730	Cofinimmo (Belgium) *	209,133
84,087	CDL Hospitality Trusts (Singapore)	112,707
		2,464,133

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,458,510) - 15.70%		2,464,133

MASTER LIMITED PARTNERSHIPS - 16.57%

Oil, Gas & Consumable Fuels - 15.14%
7,176	Kinder Morgan Energy Partners, L.P.	579,103
7,622	Energy Transfer Partners, L.P.	403,737
12,750	Boardwalk Pipeline Partners, L.P.	381,862
7,097	Teekay LNG Partners, L.P.	294,526
4,651	TC Pipelines, L.P.	237,248
3,056	Alliance Resources Partners, L.P. *	231,981
5,433	Cheniere Energy Partners, L.P.	168,043
1,163	Energy Transfer Equity, L.P.	78,607
		2,375,107

Electric Utilities - 1.43%
5,691	Brookfield Infrastructure Partners, L.P.	224,055

TOTAL FOR MASTER LIMITED PARTNERSHIPS (Cost $2,494,663) - 16.57%		$ 2,599,162

SHORT TERM INVESTMENTS - 1.28%
201,412	First American Government Obligation Fund 0.01% ** (Cost $201,412)	201,412

TOTAL INVESTMENTS (Cost $14,857,626) - 100.65%		$ 15,793,670

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.65%)		(101,504)

NET ASSETS - 100.00%		$ 15,692,166

	ADR - American Depository Receipts.
	* Non-income producing securities during the period.
	**Variable rate security; the coupon rate shown represents the yield at October 31, 2013

NOTES TO FINANCIAL STATEMENTS
Ranger Quest for Income and Growth Fund
1. SECURITY TRANSACTIONS
At October 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,857,626 amounted to $936,043.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Total
Common Stock	$10,528,963	$0	$10,528,963
Real Estate Investment Trusts	$2,464,133	$0	$2,464,133
Master Limited Partnerships	$2,599,162	$0	$2,599,162
Cash Equivalents	$201,412	$0	$201,412
Total	$15,793,670	$0	$15,793,670

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date December 19, 2013

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date December 19, 2013